NET INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
NET INCOME PER SHARE
Net income	$ 60,605,772	$ 33,440,066	$ 24,313,653
Shares (denominator):
Weighted average shares outstanding Basic	156,726,994	155,607,458	154,000,219
Dilutive effect of non-vested shares award	2,717,934	1,023,632	1,874,162
Diluted (in shares)	159,444,928	156,631,090	155,874,381
Net income per common share attributable to TAL Education Group shareholders-basic (in dollars per share)	$ 0.39	$ 0.21	$ 0.16
Net income per common share attributable to TAL Education Group shareholders-diluted (in dollars per share)	$ 0.38	$ 0.21	$ 0.16
Anti-dilutive shares
Nonvested shares excluded from calculation of diluted weighted average number of common shares as their effect was anti-dilutive	918,100	6,479,600	40,800